Income Taxes (Narrative) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015		Dec. 31, 2014
Income Tax Disclosure [Line Items]
Unrecognized tax benefits		$ 29,800	$ 15,500
Net deferred income tax liabilities		363,534	204,187
Deferred income tax assets		215,445	161,193
Deferred income tax liabilities		578,979	365,380
Valuation allowance on tax assets		$ 127,361	$ 72,000		$ 61,933
The Netherlands [Member]
Income Tax Disclosure [Line Items]
Corporate income tax rate	[1]	25.00%	25.00%	[2]	25.00%	[2]
Valuation allowance on tax assets		$ 26,758	$ 13,915
Carried back period		1 year
Carry forward period		9 years
Ireland [Member]
Income Tax Disclosure [Line Items]
Corporate income tax rate	[1]	12.50%	12.50%	[2]	12.50%	[2]
Net deferred income tax liabilities		$ 427,914	$ 287,049
Valuation allowance on tax assets		$ 1,562
United States Of America [Member]
Income Tax Disclosure [Line Items]
Corporate income tax rate	[1]	36.30%	36.30%	[2]	38.30%	[2]
Valuation allowance on tax assets		$ 89,130	$ 35,074
U.S. federal net operating losses		234,700
Australia [Member]
Income Tax Disclosure [Line Items]
Valuation allowance on tax assets		$ 9,900	$ 23,000

[1]	The local statutory income tax expense for our significant tax jurisdictions (Ireland, the Netherlands, the United States of America and Isle of Man) does not differ from the actual income tax expense.
[2]	Due to our migration from the Netherlands to Ireland as of February 1, 2016, we have updated the tax rate reconciliation for the years ended December 31, 2015 and 2014. The tax variance as a result of the global activities has been calculated as the difference between the local statutory tax rate in the relevant jurisdictions and the Irish statutory tax rate of 12.5%.